Award Timing Disclosure	12 Months Ended
	Jun. 30, 2024	Feb. 05, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
The Compensation Committee’s charter sets forth certain requirements with respect to the granting of equity awards. While annual equity-based compensation generally must be approved promptly following the announcement of the Company’s year-end earnings, the Compensation Committee has the authority in its discretion to approve equity-based awards at other times during the year for other reasons, including to provide compensation to new employees. For additional information, see “Compensation Discussion & Analysis — Elements of Our Compensation Program — Policies Related to the Grant of Certain Equity Awards.”
On January 5, 2024, the Company entered into an employment agreement with Ms. Koester, effective February 5, 2024, in connection with her commencement of employment with the Company. The employment agreement provided for the grant of a one-time award of premium priced options to purchase 475,000 shares of our Class A Common Stock. The employment agreement stipulated that such grant be made on February 5, 2024. In addition, the award agreement provided for three tranches of options, each with an above-market exercise price equal to the exercise prices set forth in the premium priced options granted to other select Company employees in October 2023. For additional information regarding Ms. Koester’s employment agreement, see “Executive Compensation Tables — Employment Agreements.” For additional information regarding the premium priced options, see “Compensation Discussion & Analysis — Elements of Our Compensation Program — Fiscal Year 2024 Performance Options.”
The Company announced its financial results for its second quarter ended December 31, 2023, on February 5, 2024, prior to the open of the NYSE trading session. The Company filed its form 10-Q for the quarterly period ended December 31, 2023, on February 5, 2024, following the close of the NYSE trading session. Accordingly, the table below sets forth certain information regarding the grant of premium priced options to Ms. Koester pursuant to the terms of her employment agreement, as required by Item 402(x) of Regulation S-K.

Name	Year	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh.)	Grant Date Fair Value of the Award ($)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Jennifer Koester	2024	2/5/2024	158,333	42.23	2,803,787	9.7%
	2024	2/5/2024	158,333	45.60	2,625,212	9.7%
	2024	2/5/2024	158,334	50.67	2,451,232	9.7%
______________
(1)Calculated using the closing price of Class A Common Stock on the NYSE on February 2, 2024 and February 6, 2024, of $35.41, and $38.83, per share, respectively.

Award Timing Method	The Compensation Committee’s charter sets forth certain requirements with respect to the granting of equity awards. While annual equity-based compensation generally must be approved promptly following the announcement of the Company’s year-end earnings, the Compensation Committee has the authority in its discretion to approve equity-based awards at other times during the year for other reasons, including to provide compensation to new employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table

Name	Year	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh.)	Grant Date Fair Value of the Award ($)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Jennifer Koester	2024	2/5/2024	158,333	42.23	2,803,787	9.7%
	2024	2/5/2024	158,333	45.60	2,625,212	9.7%
	2024	2/5/2024	158,334	50.67	2,451,232	9.7%
______________
(1)Calculated using the closing price of Class A Common Stock on the NYSE on February 2, 2024 and February 6, 2024, of $35.41, and $38.83, per share, respectively.

Share-Based Payment Arrangement, Option, Tranche Two [Member]
Awards Close in Time to MNPI Disclosures
Name		Jennifer Koester
Underlying Securities | shares		158,333
Exercise Price | $ / shares		$ 45.60
Fair Value as of Grant Date | $		$ 2,625,212
Underlying Security Market Price Change		0.097
Share-Based Payment Arrangement, Option, Tranche One [Member]
Awards Close in Time to MNPI Disclosures
Name		Jennifer Koester
Underlying Securities | shares		158,333
Exercise Price | $ / shares		$ 42.23
Fair Value as of Grant Date | $		$ 2,803,787
Underlying Security Market Price Change		0.097
Share-Based Payment Arrangement, Option, Tranche Three [Member]
Awards Close in Time to MNPI Disclosures
Name		Jennifer Koester
Underlying Securities | shares		158,334
Exercise Price | $ / shares		$ 50.67
Fair Value as of Grant Date | $		$ 2,451,232
Underlying Security Market Price Change		0.097